Consolidated Statements of Financial Position	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Non-current assets
Financial assets, at fair value through other comprehensive income	RM 38,368,829	$ 8,360,497	RM 12,819,747
Financial assets, at fair value through profit and loss	72,793	15,861	72,295
Property and equipment	3,198,123	696,865	1,551,579
Right-of-use assets	1,203,941	262,337	714,143
Intangible assets	4,700,894	1,024,316
Deferred initial public offering expense			6,564,162
Loan receivables	21,198,300	4,619,070
Deferred tax assets	339,650	74,009	339,650
Total non-current assets	69,082,530	15,052,955	22,061,576
Current assets
Trade and other receivables	28,949,592	6,308,063	15,759,533
Loan receivables	15,378,236	3,350,889
Amount due from related parties			7,000
Cash and bank balances	4,637,279	1,010,455	3,995,995
Total current assets	48,965,107	10,669,407	19,762,528
Total assets	118,047,637	25,722,362	41,824,104
Current liabilities
Trade and other payables	19,383,929	4,223,722	10,408,318
Warrant liabilities	1,964,335	428,025
Lease liabilities	710,367	154,788	322,208
Bank and other borrowings	677,277	147,577	783,542
Income tax payable	251,212	54,739	1,716,794
Total current liabilities	22,987,120	5,008,851	13,230,862
Non-current liabilities
Lease liabilities	544,973	118,749	422,751
Bank and other borrowings	245,322	53,455	309,331
Amount due to related parties	1,300,359	283,346	3,586,646
Total non-current labilities	2,090,654	455,550	4,318,728
Total liabilities	25,077,774	5,464,401	17,549,590
Capital and reserves
Share capital	44,009,131	9,589,508	13,127,427
Capital reserve	6,532,560	1,423,433	6,532,560
Fair value reserve	1,676,880	365,389	6,420,760
Translation reserve	2,696,335	587,526
(Accumulated losses)/Retained earnings	42,147,317	9,183,823	(164,909)
Attributable to equity owners of the Company	97,062,223	21,149,679	25,915,838
Non-controlling interests	(4,092,360)	(891,718)	(1,641,324)
Total equity	92,969,863	20,257,961	24,274,514
Total liabilities and equity	RM 118,047,637	$ 25,722,362	RM 41,824,104